Document and Entity Information	Jun. 20, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001886428
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 20, 2025
Entity Registrant Name	SLIDE INSURANCE HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-42707
Entity Tax Identification Number	87-1554861
Entity Address, Address Line One	4221 W. Boy Scout Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	(713)
Local Phone Number	927-4538
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	SLDE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false